Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions
17.	Related party transactions

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the Group entered into the following material related party transactions.

Name of party	Relationship
Trip.com Group Ltd. and its subsidiaries (collectively referred to as “Trip.com Group”)	Ultimate parent of a principal shareholder of the Company

(a)	Major transactions with related parties

	Years ended December 31,
	2020	2021	2022
	RMB '000	RMB '000	RMB '000
Hotel reservation payments collected on behalf of the Group
Trip.com Group	257,963	588,238	692,771
Hotel reservation service fees
Trip.com Group	14,473	21,276	11,334

Trip.com Group has rendered online travel agency reservation services to the Group in exchange for certain hotel reservation service fees.

(b)	Balances with related parties

	As of December 31,
	2021	2022
	RMB '000	RMB '000
Amounts due from related parties
Trip.com Group	51,937	53,630
Amounts due to related parties
Trip.com Group	1,772	3,004